Trade and other payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	$ 20,780	$ 18,193
Invoices not yet received	15,246	19,248
Accrued employee benefit costs	9,191	11,772
Share-based compensation - Cash settled payable	206	566
Trade Deposits	730	1,082
Sundry accruals	9,397	13,578
Trade and Other Payables	55,550	64,439
Current	55,425	64,230
Non-current	$ 125	$ 209